Furniture, Equipment and Leasehold Improvements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and Equipment	$ 27,288	$ 20,484
Leasehold Improvements	54,993	52,253
Computer and Computer-related Equipment	23,038	17,899
Total	105,319	90,636
Less: Accumulated Depreciation and Amortization	(53,668)	(42,656)
Furniture, Equipment and Leasehold Improvements, Net	$ 51,651	$ 47,980